Debt instruments (Details) - USD ($)						12 Months Ended
	Jul. 31, 2023	Jun. 30, 2023	Jul. 21, 2022	Jul. 30, 2021	May 17, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2023	Jul. 29, 2023	Jun. 30, 2022	Dec. 31, 2017	Feb. 15, 2017
Debt Instruments
Financial assets						$ 472,116,000	$ 766,881,000
Accrued coupon interest						5,805,000	13,569,000
Amount due for settlement within 12 months						5,765,000	12,787,000
Amount due for settlement after 12 months						149,015,000	330,655,000
Total debt instruments						154,780,000	343,442,000
Refinancing charge								$ 90,800,000
Debt repurchase price per share									$ 1.02
Proceeds from borrowings						432,274,000	898,586,000	659,083,000
Finance costs						$ 38,793,000	$ 61,015,000	149,189,000
Notes in Restructuring [member]
Debt Instruments
Refinancing charge								90,800,000
Advisory fees								31,700,000
Work Fee								51,600,000
Ordinary shares [member]
Debt Instruments
Par value per share						$ 0.01	$ 0.01
Ordinary shares [member] | Notes in Restructuring [member]
Debt Instruments
Proceeds from issuing shares								$ 40,000,000
Secured Super Senior Notes [Member] | Financial assets at amortised cost, class [member]
Debt Instruments
Notes receivable						$ 995,000	$ 19,048,000
Accrued Coupon Interest [Member] | Financial assets at amortised cost, class [member]
Debt Instruments
Notes receivable						40,000	783,000
Senior Notes due 2022
Debt Instruments
Principal amount												$ 350,000,000	$ 350,000,000
Fixed Interest Rate								9.375%				9.375%	9.375%
Senior Notes due 2022 | Notes in Restructuring [member]
Debt Instruments
Exchange percentage								98.60%
Secured Reinstated Senior Notes [Member]
Debt Instruments
Fixed Interest Rate				9.375%
Exchange percentage				98.588%
Debt repurchase amount						27,390,000			$ 2,000,000
Accrued Interest On Senior Notes Repurchased.						$ 256,000			$ 31,000		$ 641,000
Par value per share									$ 0.497
Cash fee				$ 51,611,000
Conversion Price				1,000
Senior Secured Notes due in 2025 [Member]
Debt Instruments
Fixed Interest Rate		9.375%
Potential redemption of notes as a percentage of aggregate principal amount	102.3475%
Debt repurchase amount	$ 150,000,000.0										$ 19,048,000
Accrued Interest On Senior Notes Repurchased.	$ 14,000,000.0
Debt repurchase price per share											$ 1.01
Percentage of Repurchase						101.00%
Percentage of guarantor coverage test						90.00%
Outstanding upfront fees capitalized				$ 1,000,000
Proceeds from settlement of Senior Notes Owned By The Company		$ 46,438,000
Senior Secured Notes due in 2025 [Member] | At fair value
Debt Instruments
Debt repurchase, face amount											$ 19,121,000,000
Senior Secured Notes due in 2025 [Member] | At fair value | Level 1 of fair value hierarchy
Debt Instruments
Financial liabilities						$ 152,598,000
Senior Secured Notes due in 2025 [Member] | Notes in Restructuring [member]
Debt Instruments
Fixed Interest Rate								9.375%
Effective interest rate				9.096%
Refinancing adjustment				$ 6,462,000
Conversion Price								$ 1,000
Senior Secured Notes due in 2025 [Member] | Ordinary shares [member] | Notes in Restructuring [member]
Debt Instruments
Proceeds from issuing shares								51,611,000
Senior Secured Notes due in 2025 [Member] | Ferroglobe PLC and Globe [Member]
Debt Instruments
Fixed Interest Rate						9.375%
Super Senior Notes due in 2025 [Member]
Debt Instruments
Potential redemption of notes as a percentage of aggregate principal amount			100.00%
Debt repurchase amount						$ 150,000,000.0
Finance costs			$ 6,000,000.0
Super Senior Notes due in 2025 [Member] | Notes in Restructuring [member]
Debt Instruments
Principal amount								$ 60,000,000
Fixed Interest Rate								9.00%
Super Senior Notes due in 2025 [Member] | Ferroglobe Finance Company, PLC [Member]
Debt Instruments
Principal amount					$ 60,000,000					$ 60,000,000
Fixed Interest Rate					9.00%
Proceeds from borrowings					$ 40,000,000
Financial liabilities at amortised cost, category [member] | Secured Reinstated Senior Notes [Member]
Debt Instruments
Notes issued						$ 150,010,000	$ 349,704,000
Maximum | Senior Secured Notes due in 2025 [Member]
Debt Instruments
Debt repurchase price per share						$ 1.025
Minimum | Senior Secured Notes due in 2025 [Member]
Debt Instruments
Debt repurchase price per share						$ 1.015